Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 16 - Income taxes

The Company is a tax-exempted company incorporated in the Cayman Islands.  Honesty Group did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2011, 2010 and 2009, and accordingly no provision for Hong Kong Profits Tax was made in those periods.

SGO Corporation is incorporated in the State of Delaware and is subject to U.S. federal taxes at United States federal income tax rate of 34%.

The Company conducts all its operating business through its three subsidiaries in China. These subsidiaries are governed by the income tax laws of the PRC and do not have any deferred tax assets or deferred tax liabilities under the income tax laws of the PRC because there are no temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Company conducts all its operating business through its three subsidiaries in China. These subsidiaries are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws).  Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law has replaced the previous laws for Domestic Enterprises (“DEs”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT rate of 25% has replaced the 33% rate previously applicable to both DEs and FIEs.  Companies established before March 16, 2007 will continue to enjoy tax holiday treatment approved by local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

Guanke was established before March 16, 2007 and therefore is qualified to continue enjoying the reduced tax rate as described above. Guanke was granted income tax exemption for two years commencing from January 1, 2007, and is subject to 50% of the 25% EIT tax rate, or 12.5%, from January 1, 2009 through December 31, 2011.

All other subsidiaries in China are subject to 25% EIT tax rate.

The Income Tax Laws also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2009, 2010 and 2011, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2009, 2010 and 2011. Total undistributed earnings of these PRC subsidiaries at December 31, 2011 were RMB3,463,164 ($549,708).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
U.S. Statutory rates	34%	34%	34%
Foreign income not recognized in USA	(34)	(34)	(34)
China income taxes	25	25	25
Tax exemption	(12.5)	(12.5)	(12.5)
Tax on disposal of Honesty Group (a)	21.2
Other (b)	0.5	2.5	0.1
Effective income taxes	34.2%	15.0%	12.6%
(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 is an amount of $5.4 million on the Sale of Honesty Group.

(b)	There were no other material other items affecting the effective income tax for the years ended December 31, 2011, 2010 and 2009. The 0.5%, 2.5% and 0.1% for the fiscal years ended December 31, 2011, 2010 and 2009 included expenses incurred by SGOCO and Honesty of approximately $1.1 million, $1.9 million and $0.5 million, respectively. The other losses also affected by losses incurred by Guanwei and Jinjiang Guanke that were not subjected to PRC income taxes.